Prepayments and other assets - Schedule of Prepayments and Other Assets (Detail) $ in Thousands		Dec. 31, 2017 USD ($)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)
Current portion:
Advance to suppliers	[1]	$ 672			$ 2,392
Interest-free loans to employees	[2]	3,670			3,964
Advance to employees for business purposes		503			351
Interest receivable		313			210
Rental and other deposits		1,232			1,014
Prepaid management insurance		161			145
Receivable from Nesound		181	[3]	¥ 26,000,000	3,748	[3]
Prepayment for taxation		12			1,392
Others		122			377
Total of prepayments and other current assets		6,866			13,593
Non-current portion:
Low-interest loans to employees, non-current portion	[2]	416			697
Prepayment for investment	[4]	1,469			0
Total of long-term prepayments and other assets		1,885			1,187
Online game licenses [Member]
Non-current portion:
Prepayments for online game licenses		$ 0			$ 490

[1]	Advances to suppliers primarily include prepaid rental expenses, license costs and game sharing costs. Prepaid license costs of USD 535,000 was impaired, which was related to Kankan as disclosed in note b.
[2]	The Group had entered into loan contracts with certain employees as at December 31, 2016 and 2017, under which the Group provided interest-free loans or low-interest loans to these employees. The loan amounts vary amongst different employees from repayable on demand to repayable in equal installments on a monthly basis over the term 8 to 10 years. The balances classified as current represented loan amounts are repayable on demand or repayable within the next twelve months from the balance sheet date.
[3]	The Group disposed Kankan to Nesound in July 2015 at a cash consideration of RMB 130,000,000 (USD 19,896,000). As of December 31, 2017, there is a balance receivable amounted to RMB 26,000,000 (USD 3,979,000) which was past due. In addition, for the purpose of disposal and pursuant to the sale and purchase agreement of Kankan Disposal, certain right and obligation to trade receivables and trade payables transferred to Kankan will be collected and settled by Xunlei on Kankan’s behalf. Kankan failed to settle the transferred trade payables resulted in the creditors brought litigation against Kankan as well as Xunlei, due to the fact that Xunlei remained as the contracted party in the relevant purchase contracts. Payables settled by Xunlei on behalf of Kankan as of December 31, 2015, 2016 and 2017 were RMB [3,498,000] (USD 539,000), RMB [3,498,000] (USD [504,000]) and RMB 33,360,000 (USD 5,105,000) respectively. The Group has brought claim against Nesound to the arbitration tribunal and considered the balances recoverable as of December 31, 2016. With the progress of litigation in 2017, the Group considered the recoverability f the receivables from Nesound and amount settled on behalf of Kankan are remote. Thus, impairment of USD 3,719,000 and USD 5,004,000 have been provided for against the receivables from Nesound and amount settled on behalf of Kankan as “Assets impairment loss”, in addition, the Group also accrued USD 3,074,000 in respect of unsettled balance of transferred payables in 2017 (note 13) as legal expenses. As of December 31, 2017, balance of this accrual was USD 2,769,000.
[4]	The Group paid USD 1,469,000 to Henan Zhaoteng Investment Co., Ltd. for acquisition of 80% equity interest of Henan Tourism Information Co., Ltd. However, as the legal procedure of the investment has not completed up to December 31, 2017, the investment is classified as long-term prepayment.